As filed with the Securities and Exchange Commission on September 24, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22721)

KKR Alternative Corporate Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Asset Management 555 California Street, 50th Floor San Francisco, California 94104
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments.

Alternative Corporate Opportunities Fund	July 31, 2013
(Unaudited)

Schedule of Investments

	Par†		Value

HIGH YIELD SECURITIES - 48.4%
Banks - 0.5%
SquareTwo Financial Corp.
11.625%, 04/01/2017	162,000		$166,860

Capital Goods - 4.9%
Builders FirstSource, Inc.
7.625%, 06/01/2021 (a)	313,000		316,130
Great Lakes Dredge & Dock Corp.
7.375%, 02/01/2019	45,000		46,800
Jeld-Wen Escrow Corp.
12.250%, 10/15/2017 (a)	295,000		336,300
Maxim Crane Works LP
12.250%, 04/15/2015 (a)	347,000		364,350
New Enterprise Stone & Lime Co., Inc.
13.000%, 03/15/2018 (a)	444,125		466,331
			1,529,911
Consumer Durables & Apparel - 4.3%
Gibson Guitar Corp.
8.875%, 08/01/2018 (a)	31,000		31,853
Hot Topic, Inc.
9.250%, 06/15/2021 (a)	1,257,000		1,307,280
			1,339,133
Consumer Services - 1.1%
Education Management Corp.
15.000%, 07/01/2018 (a)	319,921		340,716

Energy - 0.6%
Gastar Exploration USA, Inc.
8.625%, 05/15/2018 (a)	179,000		169,602

Health Care Equipment & Services - 0.2%
CRC Health Group, Inc.
10.750%, 02/01/2016	70,000		70,700

Insurance - 4.3%
Ambac Assurance Corp.
5.100%, 06/07/2020 (a)	341,000		310,310
Towergate Finance PLC
10.500%, 02/15/2019 (a)	GBP	646,000	1,026,957
			1,337,267
Materials - 8.8%
American Rock Salt Co. LLC
8.250%, 05/01/2018 (a)	1,020,000		989,400
Cemex SAB de CV
9.500%, 06/15/2018 (a)	59,000		65,933
Cemex Materials LLC
7.700%, 07/21/2025 (a)	830,000		821,700
Kerling PLC
10.625%, 02/01/2017 (a)	EUR	169,000	238,882
Kleopatra Acquisition Corp.
11.000%, 08/15/2017 (a) (d)	EUR	363,000	475,674

	Par†		Value

HIGH YIELD SECURITIES - 48.4% (continued)
Materials - 8.8% (continued)
Ryerson, Inc.
9.000%, 10/15/2017 (a)	122,000		$126,880
			2,718,469
Media - 6.7%
Catalina Marketing Corp.
10.500%, 10/01/2015 (a)	271,000		275,742
N/A, 11/15/2015 (a) (i)	336,000		269,220
Good Sam Enterprises LLC
11.500%, 12/01/2016	470,000		502,900
Norcell Sweden Holding 2 AB
10.750%, 09/29/2019 (a)	EUR	322,000	460,922
TL Acquisitions, Inc.
11.500%, 04/15/2020 (a) (h) (j)	748,000		559,130
			2,067,914
Retailing - 8.4%
The Bon-Ton Department Stores, Inc.
8.000%, 06/15/2021 (a)	537,000		551,767
Gymboree Corp.
9.125%, 12/01/2018	664,000		644,080
J.C. Penney Corp., Inc.
7.400%, 04/01/2037	1,147,000		888,925
6.375%, 10/15/2036	676,000		510,380
			2,595,152
Software & Services - 4.5%
CompuCom Systems, Inc.
7.000%, 05/01/2021 (a)	39,000		39,000
Epicor Software Corp.
9.000%, 06/15/2018 (a) (d)	852,000		858,390
iPayment Investors LP
10.250%, 05/15/2018	340,000		272,850
Travelport LLC
13.875%, 03/01/2016 (a)	182,850		190,164
8.900%, 03/01/2016 (a) (b)	43,137		41,412
			1,401,816
Technology Hardware & Equipment - 3.3%
Avaya, Inc.
9.000%, 04/01/2019 (a)	183,000		175,222
CommScope, Inc.
6.625%, 06/01/2020 (a) (d)	848,000		843,760
			1,018,982
Telecommunication Services - 0.8%
GCI, Inc.
6.750%, 06/01/2021	279,000		262,260

TOTAL HIGH YIELD SECURITIES (amortized cost $14,943,903)			15,018,782

	Par†		Value

LEVERAGED LOANS - 36.4%
Capital Goods - 10.2%
Quinn Group Ltd., TL 1L A1 12/11 EUR
6.969%, 12/02/2016 (b) (g)	EUR	410,953	$473,363
Wheelabrator Allevard SA, TL 1L B1 07/05
N/A, 05/29/2015 (b) (c) (g)	EUR	885,039	880,118
Wheelabrator Allevard SA, TL 1L B2 07/05
N/A, 05/29/2015 (b) (c) (g)	EUR	118,218	117,561
Wheelabrator Allevard SA, TL 1L B4 07/05
N/A, 05/29/2015 (b) (c) (g)	EUR	104,304	103,724
Wheelabrator Allevard SA, TL 1L B5 07/05
N/A, 05/29/2015 (b) (c) (g)	EUR	263,705	262,239
Wheelabrator Allevard SA, TL 1L C1 07/05
N/A, 05/31/2016 (b) (c) (g)	EUR	885,039	880,118
Wheelabrator Allevard SA ,TL 1L C2 07/05
N/A, 05/31/2016 (b) (c) (g)	EUR	75,691	75,270
Wheelabrator Allevard SA ,TL 1L C4 07/05
N/A, 05/31/2016 (b) (c) (g)	EUR	104,304	103,724
Wheelabrator Allevard SA, TL 1L C5 07/05
N/A, 05/31/2016 (b) (c) (g)	EUR	263,705	262,239
			3,158,356
Consumer Durables & Apparel - 6.3%
Algeco Scotsman Global Sarl, TL PIK 04/13
15.750%, 05/01/2018 (d) (f) (g)	1,019,688		1,017,460
Easton-Bell Sports, Inc., TL PIK Ext 11/06
11.500%, 12/31/2015 (d) (g)	947,404		947,404
			1,964,864
Consumer Services - 2.9%
American Casino & Entertainment Properties LLC, TL 2L 06/13
11.250%, 01/03/2020 (b)	595,595		598,573
Education Management Corp., TL 1L C3 02/07
8.250%, 03/30/2018 (b)	272,754		257,344
Education Management Corp., TL 1L C2 02/07
4.266%, 06/01/2016 (b)	47,870		42,943
			898,860
Food, Beverage & Tobacco - 1.3%
Arysta Lifescience SPC LLC, TL 2L 05/13
8.250%, 11/30/2020 (b)	246,809		248,659
CSM Bakery Products, TL 2L 07/13
8.500%, 07/03/2021 (b)	163,962		165,192
			413,851
Health Care Equipment & Services - 0.2%
CHG Healthcare Services, Inc., TL 2L 11/12
9.000%, 11/19/2020 (b)	61,777		63,373

	Par†	Value

LEVERAGED LOANS - 36.4% (continued)
Insurance - 1.7%
Sedgwick Claims Management Service, Inc., TL 2L 05/13
8.000%, 12/12/2018 (b)	355,615	$362,282
StoneRiver Holdings, Inc., TL 2L 05/13
8.500%, 05/30/2020 (b)	165,892	166,721
		529,003
Materials - 0.4%
OXEA Sarl, TL 2L 05/13
8.250%, 07/15/2020 (b)	110,062	110,338

Media - 5.4%
Internet Brands, Inc., TL 1L B 03/13
6.250%, 03/18/2019 (b)	39,221	39,384
NEP Broadcasting LLC, TL 2L 01/13
9.500%, 07/22/2020 (b)	24,972	25,682
TL Acquisitions, Inc., TL 1L B Ext 07/07
5.700%, 07/05/2017 (b) (h) (j)	349,361	258,964
TL Acquisitions, Inc., TL 1L 07/07
4.750%, 07/03/2014 (b) (h) (j)	1,829,081	1,348,947
		1,672,977
Retailing - 2.4%
Guitar Center, Inc., TL 1L Ext 10/07
6.280%, 04/09/2017 (b)	395,183	391,824
The J Jill Group, Inc., TL 1L 04/11
10.000%, 04/29/2017 (b) (g)	339,400	339,400
		731,224
Software & Services - 2.4%
EZE Castle Software, Inc., TL 2L 04/13
8.750%, 04/05/2021 (b)	181,207	183,472
Infor Global Solutions European Finance Sarl, TL PIK 03/07
12.875%, 05/05/2017 (d)	73,600	79,550
RedPrairie Corporation, TL 2L 12/12
11.250%, 12/21/2019 (b)	309,127	315,697
Travelport LLC, TL 2L 04/13
9.500%, 01/31/2016 (b)	167,286	172,861
		751,580
Technology Hardware & Equipment - 1.3%
Avaya, Inc., TL 1L B5 10/07
8.000%, 03/31/2018 (b)	51,959	49,004
Websense, Inc., TL 2L 05/13
8.250%, 12/24/2020 (b)	365,726	366,869
		415,873
Telecommunication Services - 1.9%
Integra Telecom Holdings, Inc., TL 2L 02/13
9.750%, 02/21/2020 (b)	540,353	557,242

	Par†	Value

LEVERAGED LOANS - 36.4% (continued)
Telecommunication Services - 1.9% (continued)
Lightower Fiber LLC, TL 2L 04/13
8.000%, 04/12/2021 (b)	42,831	$43,313
		600,555

TOTAL LEVERAGED LOANS (amortized cost $10,773,505)		11,310,854

	Shares
PREFERRED STOCKS - 6.3%
Banks - 2.3%
Federal Home Loan Mortgage Corp., Series Z
8.375% (j)	67,863	342,030
Federal National Mortgage Association, Series S
8.250% (j)	73,256	369,210
		711,240
Household & Personal Products - 4.0%
Harbinger Group, Inc.
8.000% (g) (j)	916	1,243,012

TOTAL PREFERRED STOCKS (cost $1,933,816)		1,954,252

COMMON STOCKS - 5.0%
Automobiles & Components - 0.9%
General Motors Co. (j)	7,673	275,230

Capital Goods - 1.0%
Great Lakes Dredge & Dock Corp.	40,000	307,600

Health Care Equipment & Services - 1.8%
Amedisys, Inc. (j)	42,053	526,083
Gentiva Health Services, Inc. (j)	3,653	39,233
		565,316
Software & Services - 0.3%
Verint Systems, Inc. (j)	2,633	94,209

Technology Hardware & Equipment - 0.6%
Comverse, Inc. (j)	5,715	178,994

Utilities - 0.4%
U.S. Power Generating Co. (j)	15,868	116,233

TOTAL COMMON STOCKS (cost $1,367,037)		1,537,582

MONEY MARKET FUND - 10.7%
BlackRock Liquidity TempFund Portfolio
0.037% (e)	3,305,773	3,305,773

TOTAL MONEY MARKET FUND (cost $3,305,773)		3,305,773

TOTAL INVESTMENTS (cost $32,324,034) ††- 106.8%		33,127,243
LIABILITIES EXCEEDING OTHER ASSETS, NET - (6.8)%		(2,111,751)
NET ASSETS - 100.0%		$31,015,492

†                               In U.S. Dollars unless otherwise indicated.

††                        At July 31, 2013, the tax basis cost of the Fund’s investments was $32,324,034 and the unrealized appreciation and depreciation were $1,248,552 and $(445,343), respectively.

(a)                       Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  As of July 31, 2013, these securities amounted to $11,652,608, which represents 37.6% of net assets.

(b)                       Variable rate security, the coupon rate shown is the effective rate as of July 31, 2013.

(c)                        Unsettled bank loan. Interest rate not available as of July 31, 2013.

(d)                       Represents a payment-in-kind security which may pay interest/dividend in additional par/shares.

(e)                        Seven-day yield as of July 31, 2013.

(f)                         Security considered restricted. The value of this security as of July 31, 203 was $1,017,460 and represented 3.3% of net assets.

(g)                        Security considered illiquid. The total value of these securities as of July 31, 2013 was $6,705,632 and represented 21.6% of net assets.

(h)                       Security in default.

(i)                           Zero coupon security.

(j)                          Non-income producing security.

EUR - Euro

GBP - Great British Pound

PLC  - Public Liability Company

The following are the details of the restricted security held by the Fund:

		Acquisition	Amortized		% of Net
	Par	Date	Cost	Value	Assets
Algeco Scotsman Global Sarl, TL PIK 04/13, 15.750%, 05/01/2018	1,019,688	05/01/2013	$993,252	$1,017,460	3.3%

Country Weightings
(% of Net Assets)

United States	85.7%
France	8.6%
United Kingdom	5.6%
Luxembourg	5.2%
Sweden	1.5%
Mexico	0.2%
106.8%
Liabilities Exceeding Other Assets, Net	(6.8)%
100.0%

The list of the open forward foreign currency contracts held by the Fund as of July 31, 2013 is as follows:

Settlement	Currency to		Currency to		Unrealized Appreciation
Date	Deliver		Receive		(Depreciation)
9/13/2013	EUR	888,000	USD	1,170,890	$(2,302)
10/1/2013	EUR	450,000	USD	598,791	(11,406)
10/11/2013	GBP	548,000	USD	833,245	(19,553)
					$(33,261)

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at July 31, 2013 is as follows:

				Unrealized
	Settlement	Currency to	Currency to	Appreciation
Counterparty	Dates	Deliver	Receive	(Depreciation)
JPMorgan Chase & Co.	09/13/2013 - 10/11/2013	$(1,878,000)	$2,602,926	$(33,261)

The table below sets forth information about the levels within the fair value hierarchy which the Fund’s investments were measured at July 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments in Securities
High Yield Securities	$—	$15,018,782	$—	$15,018,782
Leveraged Loans	—	10,024,050	1,286,804	11,310,854
Preferred Stocks	—	711,240	1,243,012	1,954,252
Common Stocks	1,421,349	116,233	—	1,537,582
Money Market Fund	3,305,773	—	—	3,305,773
Total Investments in Securities	$4,727,122	$25,870,305	$2,529,816	$33,127,243

	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments
Liabilities - Foreign Currency Contracts	$—	$(33,261)	$—	$(33,261)
Total Financial Derivative Instruments	$—	$(33,261)	$—	$(33,261)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining the value:

	Leveraged Loans	Preferred Stock	Common Stock
Beginning Balance at November 1, 2012	$—	$—	$—
Net Purchases	1,348,900	1,236,600	190
Net Sales & Paydowns	(62,096)	—	(190)
Net Change in Unrealized Appreciation/(Depreciation)	—	6,412	—
Ending Balance as of July 31, 2013	$1,286,804	$1,243,012	$—

Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at July 31, 2013	$—	$6,412	$—

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of July 31, 2013.  The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial	Fair Value as of	Valuation	Unobservable
Asset	July 31, 2013	Technique	Inputs	Ranges
Leveraged Loans	$1,286,804	Yield	Yield	10.0%-11.5%
		Analysis	Discount margin	922bps-1,102bps
			Net leverage	1.8x-5.8x
			Illiquidity discount	0.00%-1.00%

Preferred Stock	$1,243,012	Yield	Yield	10.60%
		Analysis	Discount margin	909bps
			Illiquidity discount	3.85%

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)          The Registrant’s President and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KKR Alternative Corporate Opportunities Fund

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	9/20/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suzane Donohoe
Suzanne Donohoe, President

Date	9/20/13

By (Signature and Title)	/s/ Michael R. McFeran
Michael R. McFerran, Treasurer and Principal Financial Officer

Date	9/18/13